Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Line Items]
Deferred tax assets valuation allowance	$ 14,412,164	$ 9,026,439
Valuation allowance increased	5,385,725	$ 6,043,682
Estimated rate		28.00%
Operating loss carryforwards net	42,321,416	$ 31,805,199
Valuation Allowance Tax Credit Carryforward [Member]
Income Taxes [Line Items]
Deferred tax assets valuation allowance	$ 14,412,164	$ 9,026,439
Effective tax rate percentage		0.00%